Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES

The following table presents components of income (loss) from continuing operations before income taxes for the years ended December 31:

	2014	2013	2012
Domestic	$1,054	$(171,878)	$(37,910)
Foreign	169,535	52,071	148,805
Total	$170,589	$(119,807)	$110,895

The following table presents the components of income tax expense (benefit) from continuing operations for the years ended December 31:

	2014	2013	2012
Current
U.S. federal	$5,857	$10,453	$3,381
Foreign	61,414	59,481	39,185
State and local	723	3,231	2,006
Total current	67,994	73,165	44,572
Deferred
U.S. federal	(2,660)	(20,180)	(2,344)
Foreign	(9,387)	9,678	(13,159)
State and local	(2,377)	(5,948)	(844)
Total deferred	(14,424)	(16,450)	(16,347)
Income tax expense	$53,570	$56,715	$28,225

In addition to the income tax expense listed above for the years ended December 31, 2014, 2013 and 2012, income tax (benefit) expense allocated directly to shareholders equity for the same periods was $(38,545), $67,351 and $(8,909), respectively. Offsetting the income tax expense allocated directly to shareholders equity for the years ended December 31, 2014 and 2013 was a benefit of $9,227 and $9,049, respectively, related to current year movement in valuation allowance.

Income tax expense (benefit) attributable to income (loss) from continuing operations differed from the amounts computed by applying the U.S. federal income tax rate of 35 percent to pretax income (loss) from continuing operations. The following table presents these differences for the years ended December 31:

	2014	2013	2012
Statutory tax expense (benefit)	$59,706	$(41,932)	$38,813
Brazil nontaxable incentive	(15,454)	(7,849)	(10,622)
Valuation allowance	9,458	43,884	1,609
Brazil tax goodwill amortization	(1,509)	(3,807)	(4,802)
Foreign tax rate differential	(14,853)	(12,432)	(14,332)
Foreign subsidiary earnings	14,621	59,460	10,648
Accrual adjustments	2,243	5,755	494
Non-deductible goodwill	—	5,189	—
FCPA provision, nondeductible portion	—	5,412	2,939
Other	(642)	3,035	3,478
Income tax expense	$53,570	$56,715	$28,225

In the second quarter of 2013, the Company recorded a valuation allowance for the Brazil manufacturing subsidiary due to a change in circumstances including lower profitability in core operations, lower anticipated taxable income and an unfavorable business outlook. The Company also changed its assertion regarding the indefinite reinvestment of foreign subsidiary earnings due primarily to forecasted cash needs within the United States and strategic decisions related to the Company’s capital structure. As a result, the Company recorded current and deferred tax expense (net of related foreign tax credits) due to the repatriation of earnings of approximately $55,000.

The Company recognizes the benefit of tax positions taken or expected to be taken in its tax returns in the consolidated financial statements when it is more likely than not that the position will be sustained upon examination by authorities. Recognized tax positions are measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon settlement.
Details of the unrecognized tax benefits are as follows:

	2014	2013
Balance at January 1	$16,545	$13,178
Increases related to prior year tax positions	314	1,489
Increases related to current year tax positions	694	2,864
Settlements	(2,499)	—
Reduction due to lapse of applicable statute of limitations	(87)	(986)
Balance at December 31	$14,967	$16,545

The entire amount of unrecognized tax benefits, if recognized, would affect the Company’s effective tax rate.

The Company classifies interest expense and penalties related to the underpayment of income taxes in the consolidated financial statements as income tax expense. Consistent with the treatment of interest expense, the Company accrues interest income on overpayments of income taxes where applicable and classifies interest income as a reduction of income tax expense in the consolidated financial statements. As of December 31, 2014 and 2013, accrued interest and penalties related to unrecognized tax benefits totaled approximately $7,362 and $5,805, respectively.

It is reasonably possible that the total amount of unrecognized tax benefits will change during the next 12 months. The Company does not expect those changes to have a significant impact on its consolidated financial statements. The expected timing of payments cannot be determined with any degree of certainty.

As of December 31, 2014, the Company is under audit by the Internal Revenue Service (IRS) for tax years ended December 31,
2011, 2012 and 2013. During the year ended December 31, 2014, the IRS completed its examination of the Company’s U.S. federal income tax returns for the years 2008-2010 and issued a Revenue Agent’s Report (RAR). The net tax deficiency, excluding interest, associated with the RAR is $6,300 after net operating loss utilization. The Company appealed the findings in the RAR and a decision is expected in 2015. The Company believes it has adequately provided for any related uncertain tax positions. All federal tax years prior to 2005 are closed by statute. The Company is subject to tax examination in various U.S. state jurisdictions for tax years 2004 to the present, as well as various foreign jurisdictions for tax years 2006 to the present.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities at December 31 are as follows:

	2014	2013
Deferred tax assets
Accrued expenses	$56,652	$56,704
Warranty accrual	35,601	25,943
Deferred compensation	15,751	14,839
Allowance for doubtful accounts	9,112	8,141
Inventories	14,057	11,253
Deferred revenue	12,460	14,795
Pension and post-retirement benefits	73,026	45,601
Tax credits	33,393	34,350
Net operating loss carryforwards	68,883	74,472
Capital loss carryforwards	—	2,295
State deferred taxes	17,393	13,489
Other	3,557	—
	339,885	301,882
Valuation allowance	(87,959)	(87,773)
Net deferred tax assets	$251,926	$214,109

Deferred tax liabilities
Property, plant and equipment	$18,316	$15,494
Goodwill and intangible assets	17,508	17,601
Partnership interest	13,105	13,170
Undistributed earnings	14,346	27,766
Other	—	1,130
Net deferred tax liabilities	63,275	75,161
Net deferred tax asset	$188,651	$138,948

Deferred income taxes reported in the consolidated balance sheets as of December 31 are as follows:

	2014	2013
Deferred income taxes - current assets	$110,999	$110,165
Deferred income taxes - long-term assets	86,544	39,461
Other current liabilities	(2,365)	(1,528)
Deferred income taxes - long-term liabilities	(6,527)	(9,150)
Net deferred tax asset	$188,651	$138,948

At December 31, 2014, the Company had foreign and state NOL carryforwards of $489,029, resulting in an NOL deferred tax asset of $68,883. Of these NOL carryforwards, $351,289 expire at various times between 2015 and 2035 and $137,740 does not expire. At December 31, 2014, the Company had a domestic foreign tax credit carryforward resulting in a deferred tax asset of $22,698 that will expire between 2019 and 2023 and a general business credit carryforward resulting in a deferred tax asset of $10,494 that will expire between 2030 and 2035.

The Company recorded a valuation allowance to reflect the estimated amount of certain foreign and state deferred tax assets that, more likely than not, will not be realized. The net change in total valuation allowance for the years ended December 31, 2014 and 2013 was an increase of $186 and $34,835, respectively. The 2013 increase in valuation allowance is primarily attributable to recording valuation allowances for Brazil and Italy deferred tax assets, partially offset by the release of a valuation allowance for Switzerland deferred tax assets.

For the years ended December 31, 2014 and 2013, provisions were made for foreign withholding taxes and estimated U.S. income taxes, less available tax credits, which may be incurred upon the remittance of certain undistributed earnings in foreign subsidiaries and foreign unconsolidated affiliates. Provisions have not been made for income taxes on approximately $513,117 of undistributed earnings at December 31, 2014 in foreign subsidiaries and corporate joint ventures that are deemed permanently reinvested. Determination of the amount of unrecognized deferred income tax liabilities on these earnings is not practicable because such liability, if any, depends on certain circumstances existing if and when remittance occurs. A deferred tax liability will be recognized if and when the Company no longer plans to permanently reinvest these undistributed earnings.